UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Atlanta Capital SMID-Cap Fund

Class A EAASX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
28.3%
Financials
20.9%
Information Technology
15.4%
Consumer Discretionary
15.0%
Materials
8.2%
Consumer Staples
3.7%
Health Care
3.5%
Real Estate
2.9%
Short-Term Investments
2.1%

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Carlisle Cos., Inc.	4.2%
Burlington Stores, Inc.	3.8%
CACI International, Inc., Class A	3.7%
Trimble, Inc.	3.2%
Avery Dennison Corp.	3.1%
Jones Lang LaSalle, Inc.	2.9%
Affiliated Managers Group, Inc.	2.8%
Markel Group, Inc.	2.8%
Casey's General Stores, Inc.	2.8%
W.R. Berkley Corp.	2.8%
Total	32.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EAASX-TSR-SAR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class C ECASX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Carlisle Cos., Inc.	4.2%
Burlington Stores, Inc.	3.8%
CACI International, Inc., Class A	3.7%
Trimble, Inc.	3.2%
Avery Dennison Corp.	3.1%
Jones Lang LaSalle, Inc.	2.9%
Affiliated Managers Group, Inc.	2.8%
Markel Group, Inc.	2.8%
Casey's General Stores, Inc.	2.8%
W.R. Berkley Corp.	2.8%
Total	32.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ECASX-TSR-SAR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class I EISMX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Carlisle Cos., Inc.	4.2%
Burlington Stores, Inc.	3.8%
CACI International, Inc., Class A	3.7%
Trimble, Inc.	3.2%
Avery Dennison Corp.	3.1%
Jones Lang LaSalle, Inc.	2.9%
Affiliated Managers Group, Inc.	2.8%
Markel Group, Inc.	2.8%
Casey's General Stores, Inc.	2.8%
W.R. Berkley Corp.	2.8%
Total	32.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EISMX-TSR-SAR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class R ERSMX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Carlisle Cos., Inc.	4.2%
Burlington Stores, Inc.	3.8%
CACI International, Inc., Class A	3.7%
Trimble, Inc.	3.2%
Avery Dennison Corp.	3.1%
Jones Lang LaSalle, Inc.	2.9%
Affiliated Managers Group, Inc.	2.8%
Markel Group, Inc.	2.8%
Casey's General Stores, Inc.	2.8%
W.R. Berkley Corp.	2.8%
Total	32.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ERSMX-TSR-SAR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class R6 ERASX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$9,817,636,331
# of Portfolio Holdings	58
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	2.1%
Real Estate	2.9%
Health Care	3.5%
Consumer Staples	3.7%
Materials	8.2%
Consumer Discretionary	15.0%
Information Technology	15.4%
Financials	20.9%
Industrials	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Carlisle Cos., Inc.	4.2%
Burlington Stores, Inc.	3.8%
CACI International, Inc., Class A	3.7%
Trimble, Inc.	3.2%
Avery Dennison Corp.	3.1%
Jones Lang LaSalle, Inc.	2.9%
Affiliated Managers Group, Inc.	2.8%
Markel Group, Inc.	2.8%
Casey's General Stores, Inc.	2.8%
W.R. Berkley Corp.	2.8%
Total	32.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ERASX-TSR-SAR

Eaton Vance Atlanta Capital Focused Growth Fund

Class A EAALX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$646,476,544
# of Portfolio Holdings	22
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
24.3%
Health Care
21.3%
Information Technology
13.6%
Industrials
11.8%
Communication Services
7.9%
Materials
7.7%
Consumer Discretionary
4.8%
Short-Term Investments
3.9%
Real Estate
3.1%
Consumer Staples
1.6%

Table Summary
Value	Value
Consumer Staples	1.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Consumer Discretionary	4.8%
Materials	7.7%
Communication Services	7.9%
Industrials	11.8%
Information Technology	13.6%
Health Care	21.3%
Financials	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Thermo Fisher Scientific, Inc.	8.5%
Visa, Inc., Class A	8.3%
Danaher Corp.	8.2%
Alphabet, Inc., Class C	7.9%
Mastercard, Inc., Class A	7.1%
Verisk Analytics, Inc.	5.0%
TJX Cos., Inc.	4.8%
VeriSign, Inc.	4.8%
Zoetis, Inc.	4.7%
Microsoft Corp.	4.6%
Total	63.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EAALX-TSR-SAR

Eaton Vance Atlanta Capital Focused Growth Fund

Class C EAGCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$646,476,544
# of Portfolio Holdings	22
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	1.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Consumer Discretionary	4.8%
Materials	7.7%
Communication Services	7.9%
Industrials	11.8%
Information Technology	13.6%
Health Care	21.3%
Financials	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Thermo Fisher Scientific, Inc.	8.5%
Visa, Inc., Class A	8.3%
Danaher Corp.	8.2%
Alphabet, Inc., Class C	7.9%
Mastercard, Inc., Class A	7.1%
Verisk Analytics, Inc.	5.0%
TJX Cos., Inc.	4.8%
VeriSign, Inc.	4.8%
Zoetis, Inc.	4.7%
Microsoft Corp.	4.6%
Total	63.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EAGCX-TSR-SAR

Eaton Vance Atlanta Capital Focused Growth Fund

Class I EILGX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$646,476,544
# of Portfolio Holdings	22
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	1.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Consumer Discretionary	4.8%
Materials	7.7%
Communication Services	7.9%
Industrials	11.8%
Information Technology	13.6%
Health Care	21.3%
Financials	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Thermo Fisher Scientific, Inc.	8.5%
Visa, Inc., Class A	8.3%
Danaher Corp.	8.2%
Alphabet, Inc., Class C	7.9%
Mastercard, Inc., Class A	7.1%
Verisk Analytics, Inc.	5.0%
TJX Cos., Inc.	4.8%
VeriSign, Inc.	4.8%
Zoetis, Inc.	4.7%
Microsoft Corp.	4.6%
Total	63.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EILGX-TSR-SAR

Eaton Vance Atlanta Capital Focused Growth Fund

Class R6 ERLGX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$646,476,544
# of Portfolio Holdings	22
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer Staples	1.6%
Real Estate	3.1%
Short-Term Investments	3.9%
Consumer Discretionary	4.8%
Materials	7.7%
Communication Services	7.9%
Industrials	11.8%
Information Technology	13.6%
Health Care	21.3%
Financials	24.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Thermo Fisher Scientific, Inc.	8.5%
Visa, Inc., Class A	8.3%
Danaher Corp.	8.2%
Alphabet, Inc., Class C	7.9%
Mastercard, Inc., Class A	7.1%
Verisk Analytics, Inc.	5.0%
TJX Cos., Inc.	4.8%
VeriSign, Inc.	4.8%
Zoetis, Inc.	4.7%
Microsoft Corp.	4.6%
Total	63.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ERLGX-TSR-SAR

Eaton Vance Atlanta Capital Select Equity Fund

Class A ESEAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$340,244,917
# of Portfolio Holdings	30
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
23.6%
Industrials
17.2%
Information Technology
16.9%
Consumer Discretionary
15.4%
Health Care
11.1%
Materials
7.8%
Communication Services
6.3%
Short-Term Investments
1.7%

Table Summary
Value	Value
Short-Term Investments	1.7%
Communication Services	6.3%
Materials	7.8%
Health Care	11.1%
Consumer Discretionary	15.4%
Information Technology	16.9%
Industrials	17.2%
Financials	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
TJX Cos., Inc.	7.0%
Alphabet, Inc., Class C	6.3%
Martin Marietta Materials, Inc.	5.3%
Visa, Inc., Class A	5.2%
Ross Stores, Inc.	5.0%
Markel Group, Inc.	4.8%
CDW Corp.	4.7%
GoDaddy, Inc., Class A	4.1%
S&P Global, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.9%
Total	50.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ESEAX-TSR-SAR

Eaton Vance Atlanta Capital Select Equity Fund

Class C ESECX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$340,244,917
# of Portfolio Holdings	30
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.7%
Communication Services	6.3%
Materials	7.8%
Health Care	11.1%
Consumer Discretionary	15.4%
Information Technology	16.9%
Industrials	17.2%
Financials	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
TJX Cos., Inc.	7.0%
Alphabet, Inc., Class C	6.3%
Martin Marietta Materials, Inc.	5.3%
Visa, Inc., Class A	5.2%
Ross Stores, Inc.	5.0%
Markel Group, Inc.	4.8%
CDW Corp.	4.7%
GoDaddy, Inc., Class A	4.1%
S&P Global, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.9%
Total	50.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ESECX-TSR-SAR

Eaton Vance Atlanta Capital Select Equity Fund

Class I ESEIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$340,244,917
# of Portfolio Holdings	30
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.7%
Communication Services	6.3%
Materials	7.8%
Health Care	11.1%
Consumer Discretionary	15.4%
Information Technology	16.9%
Industrials	17.2%
Financials	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
TJX Cos., Inc.	7.0%
Alphabet, Inc., Class C	6.3%
Martin Marietta Materials, Inc.	5.3%
Visa, Inc., Class A	5.2%
Ross Stores, Inc.	5.0%
Markel Group, Inc.	4.8%
CDW Corp.	4.7%
GoDaddy, Inc., Class A	4.1%
S&P Global, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.9%
Total	50.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ESEIX-TSR-SAR

Eaton Vance Atlanta Capital Select Equity Fund

Class R6 ESERX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$340,244,917
# of Portfolio Holdings	30
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.7%
Communication Services	6.3%
Materials	7.8%
Health Care	11.1%
Consumer Discretionary	15.4%
Information Technology	16.9%
Industrials	17.2%
Financials	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
TJX Cos., Inc.	7.0%
Alphabet, Inc., Class C	6.3%
Martin Marietta Materials, Inc.	5.3%
Visa, Inc., Class A	5.2%
Ross Stores, Inc.	5.0%
Markel Group, Inc.	4.8%
CDW Corp.	4.7%
GoDaddy, Inc., Class A	4.1%
S&P Global, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.9%
Total	50.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ESERX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Atlanta Capital SMID-Cap Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
Atlanta Capital SMID-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value
Banks — 1.4%
Ameris Bancorp	367,737	$ 28,679,809
Columbia Banking System, Inc.	980,064	26,883,156
Prosperity Bancshares, Inc.	1,219,614	81,933,668
		$ 137,496,633
Building Products — 8.1%
Advanced Drainage Systems, Inc.	397,999	$ 54,577,603
Carlisle Cos., Inc.	1,238,808	413,291,125
Lennox International, Inc.	436,549	202,615,487
Simpson Manufacturing Co., Inc.	734,673	126,084,580
		$ 796,568,795
Capital Markets — 9.1%
Affiliated Managers Group, Inc.	1,011,126	$ 279,778,564
FactSet Research Systems, Inc.	274,353	59,531,858
Houlihan Lokey, Inc.	685,781	98,491,867
Morningstar, Inc.	1,093,096	184,787,879
SEI Investments Co.	3,426,856	268,905,390
		$ 891,495,558
Chemicals — 2.4%
RPM International, Inc.	2,360,571	$ 234,640,757
		$ 234,640,757
Consumer Staples Distribution & Retail — 3.7%
Casey's General Stores, Inc.	377,418	$ 274,707,466
Sprouts Farmers Market, Inc.(1)	1,112,178	85,782,289
		$ 360,489,755
Containers & Packaging — 5.9%
AptarGroup, Inc.	1,769,790	$ 223,028,936
Avery Dennison Corp.	1,772,727	306,114,498
Ball Corp.	834,160	49,307,198
		$ 578,450,632
Distributors — 3.2%
LKQ Corp.(2)	4,793,921	$ 140,797,460
Pool Corp.	869,998	176,026,695
		$ 316,824,155
Security	Shares	Value
Diversified Consumer Services — 1.4%
Service Corp. International	1,628,247	$ 134,346,660
		$ 134,346,660
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	670,679	$ 81,165,572
Insight Enterprises, Inc.(1)(3)	1,736,069	116,333,984
		$ 197,499,556
Financial Services — 3.7%
Jack Henry & Associates, Inc.	1,011,909	$ 159,922,098
WEX, Inc.(1)(2)	1,309,734	200,441,692
		$ 360,363,790
Ground Transportation — 3.0%
J.B. Hunt Transport Services, Inc.	587,410	$ 124,472,179
Saia, Inc.(1)	481,715	169,216,845
		$ 293,689,024
Health Care Equipment & Supplies — 1.0%
Envista Holdings Corp.(1)	4,006,896	$ 101,654,951
		$ 101,654,951
Health Care Providers & Services — 0.5%
HealthEquity, Inc.(1)	614,922	$ 51,389,032
		$ 51,389,032
Hotels, Restaurants & Leisure — 4.7%
Aramark	6,273,241	$ 254,317,190
Choice Hotels International, Inc.(2)	1,987,116	205,666,506
		$ 459,983,696
Household Durables — 0.7%
TopBuild Corp.(1)(2)	193,334	$ 67,918,234
		$ 67,918,234
Insurance — 6.8%
Kinsale Capital Group, Inc.(2)	354,719	$ 121,193,294
Markel Group, Inc.(1)	144,478	276,541,005
W.R. Berkley Corp.	4,132,602	273,908,861
		$ 671,643,160
IT Services — 2.4%
GoDaddy, Inc., Class A(1)	2,873,393	$ 237,543,399
		$ 237,543,399

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 2.0%
Bio-Techne Corp.(2)	3,714,480	$ 194,118,725
		$ 194,118,725
Machinery — 5.1%
Graco, Inc.	1,237,713	$ 104,772,406
IDEX Corp.	1,105,662	209,578,232
Nordson Corp.	687,669	182,961,214
		$ 497,311,852
Marine Transportation — 1.9%
Kirby Corp.(1)	1,411,756	$ 187,594,137
		$ 187,594,137
Professional Services — 10.3%
Booz Allen Hamilton Holding Corp.	1,846,803	$ 144,106,038
CACI International, Inc., Class A(1)	678,657	369,101,183
Jacobs Solutions, Inc.	1,229,002	156,427,375
Parsons Corp.(1)(2)	1,625,291	88,042,013
TransUnion	3,669,596	253,899,347
		$1,011,575,956
Real Estate Management & Development — 2.9%
Jones Lang LaSalle, Inc.(1)	944,034	$ 287,288,427
		$ 287,288,427
Software — 11.0%
Bentley Systems, Inc., Class B(2)	2,822,600	$ 99,129,712
Blackbaud, Inc.(1)(2)(3)	2,482,691	95,856,700
Dolby Laboratories, Inc., Class A(2)	2,905,156	174,483,669
Manhattan Associates, Inc.(1)	1,469,483	195,617,577
Trimble, Inc.(1)	4,806,583	313,533,409
Tyler Technologies, Inc.(1)	593,061	203,052,225
		$1,081,673,292
Specialty Retail — 4.9%
Burlington Stores, Inc.(1)	1,146,620	$ 373,087,216
Ulta Beauty, Inc.(1)	201,772	105,468,242
		$ 478,555,458
Textiles, Apparel & Luxury Goods — 0.2%
Columbia Sportswear Co.(2)	365,215	$ 20,017,434
		$ 20,017,434
Total Common Stocks (identified cost $6,298,755,026)		$9,650,133,068

Short-Term Investments — 2.1%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	45,441,463	$ 45,441,463
Total Affiliated Fund (identified cost $45,441,463)		$ 45,441,463

Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(5)	164,873,258	$ 164,873,258
Total Securities Lending Collateral (identified cost $164,873,258)		$ 164,873,258
Total Short-Term Investments (identified cost $210,314,721)		$ 210,314,721
Total Investments — 100.4% (identified cost $6,509,069,747)		$9,860,447,789
Other Assets, Less Liabilities — (0.4)%		$ (42,811,458)
Net Assets — 100.0%		$9,817,636,331
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $212,795,213.
(3)	Affiliated company (see Note 10).
(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of March 31, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Unaffiliated investments, at value (identified cost $6,155,350,371) — including $212,795,213 of securities on loan	$9,602,815,642
Affiliated investments, at value (identified cost $353,719,376)	257,632,147
Dividends receivable	1,948,939
Dividends receivable from affiliated investments	403,393
Receivable for investments sold	152,387,086
Receivable for Fund shares sold	5,263,513
Securities lending income receivable	55,354
Trustees' deferred compensation plan	232,847
Total assets	$10,020,738,921
Liabilities
Collateral for securities loaned	$164,873,258
Payable for Fund shares redeemed	28,312,044
Payable to affiliates:
Investment adviser fee	7,038,737
Distribution and service fees	325,889
Sub-transfer agency fee	34,128
Trustees' deferred compensation plan	232,847
Accrued expenses	2,285,687
Total liabilities	$203,102,590
Net Assets	$9,817,636,331
Sources of Net Assets
Paid-in capital	$5,865,312,369
Distributable earnings	3,952,323,962
Net Assets	$9,817,636,331
Class A Shares
Net Assets	$652,039,201
Shares Outstanding	22,629,269
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$28.81
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$30.41
Class C Shares
Net Assets	$29,429,109
Shares Outstanding	1,287,587
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$22.86
Class I Shares
Net Assets	$4,930,381,988
Shares Outstanding	140,535,933
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.08
Class R Shares
Net Assets	$355,985,800
Shares Outstanding	13,291,487
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.78

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$3,849,800,233
Shares Outstanding	108,453,744
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.50
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income	$52,491,091
Dividend income from affiliated investments	7,356,304
Securities lending income, net	246,549
Total investment income	$60,093,944
Expenses
Investment adviser fee	$46,212,835
Distribution and service fees:
Class A	952,239
Class C	184,614
Class R	975,740
Trustees’ fees and expenses	56,005
Custodian fee	874,197
Transfer and dividend disbursing agent fees	2,997,456
Legal and accounting services	437,780
Printing and postage	269,576
Registration fees	119,816
Miscellaneous	269,046
Total expenses	$53,349,304
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$115,375
Total expense reductions	$115,375
Net expenses	$53,233,929
Net investment income	$6,860,015
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$678,745,581
Investment transactions - affiliated investments	(24,199,660)
Net realized gain	$654,545,921
Change in unrealized appreciation (depreciation):
Investments	$(1,115,903,118)
Investments - affiliated investments	(139,491,527)
Net change in unrealized appreciation (depreciation)	$(1,255,394,645)
Net realized and unrealized loss	$(600,848,724)
Net decrease in net assets from operations	$(593,988,709)

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,860,015	$23,037,749
Net realized gain	654,545,921	971,107,197(1)
Net change in unrealized appreciation (depreciation)	(1,255,394,645)	(2,178,757,501)
Net decrease in net assets from operations	$(593,988,709)	$(1,184,612,555)
Distributions to shareholders:
Class A	$(56,614,368)	$(42,390,724)
Class C	(3,440,448)	(2,187,002)
Class I	(374,315,574)	(272,654,593)
Class R	(30,215,208)	(18,687,127)
Class R6	(278,559,309)	(198,376,849)
Total distributions to shareholders	$(743,144,907)	$(534,296,295)
Transactions in shares of beneficial interest:
Class A	$(124,599,464)	$(111,255,876)
Class C	(7,748,672)	1,595,226
Class I	(1,305,205,871)	(148,761,997)
Class R	(157,435)	(11,502,469)
Class R6	(583,406,139)	(303,857,325)
Net decrease in net assets from Fund share transactions	$(2,021,117,581)	$(573,782,441)
Net decrease in net assets	$(3,358,251,197)	$(2,292,691,291)
Net Assets
At beginning of period	$13,175,887,528	$15,468,578,819
At end of period	$9,817,636,331	$13,175,887,528
(1)	Includes $202,905,949 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$32.90	$37.18	$29.59	$28.95	$36.68	$30.69
Income (Loss) From Operations
Net investment loss(1)	$(0.02)	$(0.03)	$(0.01)	$(0.04)	$(0.10)	$(0.16)
Net realized and unrealized gain (loss)	(1.72)	(2.82)	8.58	4.22	(3.30)	9.84
Total income (loss) from operations	$(1.74)	$(2.85)	$8.57	$4.18	$(3.40)	$9.68
Less Distributions
From net realized gain	$(2.35)	$(1.43)	$(0.98)	$(3.54)	$(4.33)	$(3.69)
Total distributions	$(2.35)	$(1.43)	$(0.98)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of period	$28.81	$32.90	$37.18	$29.59	$28.95	$36.68
Total Return(2)	(5.58)%(3)	(8.07)%	29.63%	14.42%	(10.60)%	34.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$652,039	$871,946	$1,110,818	$899,628	$897,642	$1,347,594
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.15%(5)	1.12%	1.12%	1.14%	1.14%	1.14%
Net expenses	1.15%(5)(6)	1.12%(6)	1.12%(6)	1.14%(6)	1.14%(6)	1.14%
Net investment loss	(0.13)%(5)	(0.08)%	(0.03)%	(0.13)%	(0.29)%	(0.46)%
Portfolio Turnover	10%(3)	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$26.68	$30.60	$24.69	$24.84	$32.29	$27.62
Income (Loss) From Operations
Net investment loss(1)	$(0.11)	$(0.23)	$(0.21)	$(0.22)	$(0.30)	$(0.37)
Net realized and unrealized gain (loss)	(1.36)	(2.30)	7.09	3.61	(2.82)	8.73
Total income (loss) from operations	$(1.47)	$(2.53)	$6.88	$3.39	$(3.12)	$8.36
Less Distributions
From net realized gain	$(2.35)	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)
Total distributions	$(2.35)	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of period	$22.86	$26.68	$30.60	$24.69	$24.84	$32.29
Total Return(2)	(5.92)%(3)	(8.76)%	28.65%	13.54%	(11.25)%	33.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,429	$42,554	$47,375	$32,259	$31,131	$45,010
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.90%(5)	1.87%	1.87%	1.89%	1.89%	1.89%
Net expenses	1.90%(5)(6)	1.87%(6)	1.87%(6)	1.89%(6)	1.89%(6)	1.89%
Net investment loss	(0.88)%(5)	(0.83)%	(0.78)%	(0.87)%	(1.04)%	(1.21)%
Portfolio Turnover	10%(3)	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$39.51	$44.34	$35.10	$33.69	$41.88	$34.48
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.07	$0.09	$0.05	$(0.01)	$(0.08)
Net realized and unrealized gain (loss)	(2.08)	(3.40)	10.20	4.90	(3.85)	11.17
Total income (loss) from operations	$(2.06)	$(3.33)	$10.29	$4.95	$(3.86)	$11.09
Less Distributions
From net investment income	$(0.02)	$(0.06)	$(0.04)	$—	$—	$—
From net realized gain	(2.35)	(1.44)	(1.01)	(3.54)	(4.33)	(3.69)
Total distributions	$(2.37)	$(1.50)	$(1.05)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of period	$35.08	$39.51	$44.34	$35.10	$33.69	$41.88
Total Return(2)	(5.45)%(3)	(7.84)%	29.94%	14.69%	(10.36)%	35.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,930,382	$6,913,684	$7,949,352	$5,855,449	$4,809,702	$5,667,586
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.90%(5)	0.87%	0.87%	0.89%	0.88%	0.88%
Net expenses	0.90%(5)(6)	0.87%(6)	0.87%(6)	0.89%(6)	0.88%(6)	0.88%
Net investment income (loss)	0.12%(5)	0.17%	0.22%	0.13%	(0.04)%	(0.20)%
Portfolio Turnover	10%(3)	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$30.78	$34.93	$27.92	$27.55	$35.19	$29.66
Income (Loss) From Operations
Net investment loss(1)	$(0.05)	$(0.11)	$(0.09)	$(0.11)	$(0.17)	$(0.24)
Net realized and unrealized gain (loss)	(1.60)	(2.65)	8.07	4.02	(3.14)	9.46
Total income (loss) from operations	$(1.65)	$(2.76)	$7.98	$3.91	$(3.31)	$9.22
Less Distributions
From net realized gain	$(2.35)	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)
Total distributions	$(2.35)	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of period	$26.78	$30.78	$34.93	$27.92	$27.55	$35.19
Total Return(2)	(5.68)%(3)	(8.31)%	29.30%	14.15%	(10.82)%	34.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$355,986	$407,876	$476,333	$402,022	$387,000	$504,892
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.40%(5)	1.37%	1.37%	1.39%	1.39%	1.39%
Net expenses	1.40%(5)(6)	1.37%(6)	1.37%(6)	1.39%(6)	1.39%(6)	1.39%
Net investment loss	(0.38)%(5)	(0.33)%	(0.28)%	(0.37)%	(0.54)%	(0.70)%
Portfolio Turnover	10%(3)	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$39.97	$44.83	$35.48	$34.00	$42.20	$34.69
Income (Loss) From Operations
Net investment income (loss)(1)	$0.04	$0.10	$0.11	$0.07	$0.01	$(0.05)
Net realized and unrealized gain (loss)	(2.11)	(3.43)	10.31	4.95	(3.88)	11.25
Total income (loss) from operations	$(2.07)	$(3.33)	$10.42	$5.02	$(3.87)	$11.20
Less Distributions
From net investment income	$(0.05)	$(0.09)	$(0.06)	$—	$—	$—
From net realized gain	(2.35)	(1.44)	(1.01)	(3.54)	(4.33)	(3.69)
Total distributions	$(2.40)	$(1.53)	$(1.07)	$(3.54)	$(4.33)	$(3.69)
Net asset value — End of period	$35.50	$39.97	$44.83	$35.48	$34.00	$42.20
Total Return(2)	(5.43)%(3)	(7.76)%	30.01%	14.77%	(10.30)%	35.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,849,800	$4,939,827	$5,884,701	$3,741,916	$3,245,298	$4,498,054
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.83%(5)	0.81%	0.81%	0.82%	0.82%	0.81%
Net expenses	0.83%(5)(6)	0.81%(6)	0.81%(6)	0.82%(6)	0.82%(6)	0.81%
Net investment income (loss)	0.20%(5)	0.23%	0.29%	0.20%	0.03%	(0.13)%
Portfolio Turnover	10%(3)	13%	9%	14%	7%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and less than 0.01%, less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,514,732,490
Gross unrealized appreciation	$3,753,128,063
Gross unrealized depreciation	(407,412,764)
Net unrealized appreciation	$3,345,715,299
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion but less than $7.5 billion	0.7500%
$7.5 billion but less than $10 billion	0.7200%
$10 billion but less than $15 billion	0.7100%
$15 billion and over	0.6900%
For the six months ended March 31, 2026, the investment adviser fee amounted to $46,212,835 or 0.79% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment adviser fee paid was reduced by $115,375 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, EVM earned $129,390 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,013 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026 in the amount of $4,896. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2026 amounted to $952,239 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2026, the Fund paid or accrued to EVD $138,461 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2026, the Fund paid or accrued to EVD $487,870 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2026 amounted to $46,153 and $487,870 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2026, the Fund was informed that EVD received $928 and $3,633 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,102,249,108 and $3,812,391,012, respectively, for the six months ended March 31, 2026.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,828,554	$ 56,951,988	3,863,322	$ 135,067,477
Issued to shareholders electing to receive payments of distributions in Fund shares	1,579,723	47,581,253	964,857	35,390,976
Redemptions	(7,284,133)	(229,132,705)	(8,203,451)	(281,714,329)
Net decrease	(3,875,856)	$ (124,599,464)	(3,375,272)	$ (111,255,876)
Class C
Sales	88,380	$ 2,234,464	467,142	$ 13,322,953
Issued to shareholders electing to receive payments of distributions in Fund shares	131,355	3,145,965	66,534	1,991,355
Redemptions	(527,070)	(13,129,101)	(486,899)	(13,719,082)
Net increase (decrease)	(307,335)	$ (7,748,672)	46,777	$ 1,595,226
Class I
Sales	14,627,577	$ 553,802,319	41,837,326	$1,741,592,356
Issued to shareholders electing to receive payments of distributions in Fund shares	8,743,304	320,442,094	5,369,521	236,097,851
Redemptions	(57,811,358)	(2,179,450,284)	(51,497,034)	(2,126,452,204)
Net decrease	(34,440,477)	$(1,305,205,871)	(4,290,187)	$ (148,761,997)
Class R
Sales	468,374	$ 13,655,548	883,643	$ 28,483,823
Issued to shareholders electing to receive payments of distributions in Fund shares	1,077,096	30,180,239	542,569	18,658,936
Redemptions	(1,504,121)	(43,993,222)	(1,813,902)	(58,645,228)
Net increase (decrease)	41,349	$ (157,435)	(387,690)	$ (11,502,469)
Class R6
Sales	9,609,639	$ 370,208,524	32,287,706	$1,373,775,865
Issued to shareholders electing to receive payments of distributions in Fund shares	6,257,401	231,961,847	3,596,743	159,875,207
Redemptions	(31,006,804)	(1,185,576,510)	(43,546,945)	(1,837,508,397)
Net decrease	(15,139,764)	$ (583,406,139)	(7,662,496)	$ (303,857,325)

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At March 31, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $212,795,213 and $213,029,748, respectively. Collateral received was comprised of cash of $164,873,258 and U.S. government and/or agencies securities of $48,156,490. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$164,873,258	$ —	$ —	$ —	$164,873,258
The carrying amount of the liability for collateral for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2026.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2026, the value of the Fund's investments in affiliated companies and in funds that may be deemed to be affiliated was $257,632,147, which represents 2.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Affiliated Managers Group, Inc.	$304,248,840	$ —	$ (71,913,226)	$51,090,546	$ (3,647,596)	$ —(1)	$22,872	—(1)
Blackbaud, Inc.	159,661,858	—	—	—	(63,805,158)	95,856,700	—	2,482,691
Choice Hotels International, Inc.	276,263,245	—	(58,737,288)	(15,434,250)	3,574,799	—(1)	1,365,747	—(1)
Dolby Laboratories, Inc., Class A	350,027,637	—	(125,356,633)	(50,609,253)	421,918	—(1)	2,898,911	—(1)
Insight Enterprises, Inc.	—	63,040,010	—	—	(72,746,157)	116,333,984	—	1,736,069
WEX, Inc.	305,347,803	—	(92,370,075)	(9,246,703)	(3,289,333)	—(1)	—	—(1)
Short-Term Investments
Liquidity Fund	$228,331,182	$1,652,804,859	$(1,835,694,578)	$ —	$ —	$ 45,441,463	$3,068,774	45,441,463
Total				$(24,199,660)	$(139,491,527)	$257,632,147	$7,356,304
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of March 31, 2026.
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$9,650,133,068*	$ —	$ —	$9,650,133,068
Short-Term Investments:
Affiliated Fund	45,441,463	—	—	45,441,463
Securities Lending Collateral	164,873,258	—	—	164,873,258
Total Investments	$9,860,447,789	$—	$—	$9,860,447,789
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

This Page Intentionally Left Blank

EAASX-NCSR    3.31.26

Eaton Vance
Atlanta Capital
Focused Growth Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
Atlanta Capital Focused Growth Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 95.8%
Security	Shares	Value
Capital Markets — 6.1%
Intercontinental Exchange, Inc.	76,905	$ 12,095,618
S&P Global, Inc.	64,375	27,381,263
		$ 39,476,881
Chemicals — 7.7%
Ecolab, Inc.	89,229	$ 23,736,699
Linde PLC	52,808	26,180,094
		$ 49,916,793
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	87,921	$ 10,438,860
		$ 10,438,860
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	95,082	$ 12,013,611
		$ 12,013,611
Financial Services — 15.3%
Mastercard, Inc., Class A	91,983	$ 45,960,226
Visa, Inc., Class A	176,393	53,313,020
		$ 99,273,246
Insurance — 2.7%
Marsh & McLennan Cos., Inc.	102,242	$ 17,733,875
		$ 17,733,875
Interactive Media & Services — 7.9%
Alphabet, Inc., Class C	177,357	$ 50,876,629
		$ 50,876,629
IT Services — 4.8%
VeriSign, Inc.	124,825	$ 31,001,537
		$ 31,001,537
Life Sciences Tools & Services — 16.6%
Danaher Corp.	278,222	$ 52,750,891
Thermo Fisher Scientific, Inc.	111,399	54,755,951
		$107,506,842
Security	Shares	Value
Machinery — 3.4%
Xylem, Inc.	184,036	$ 21,992,302
		$ 21,992,302
Pharmaceuticals — 4.6%
Zoetis, Inc.	253,230	$ 29,934,318
		$ 29,934,318
Professional Services — 8.4%
Equifax, Inc.	121,726	$ 21,919,201
Verisk Analytics, Inc.	169,990	32,255,602
		$ 54,174,803
Software — 6.9%
Intuit, Inc.	33,736	$ 14,586,772
Microsoft Corp.	80,554	29,818,674
		$ 44,405,446
Specialized REITs — 3.1%
American Tower Corp.	114,635	$ 19,783,708
		$ 19,783,708
Specialty Retail — 4.8%
TJX Cos., Inc.	194,983	$ 31,138,785
		$ 31,138,785
Total Common Stocks (identified cost $406,713,753)		$619,667,636

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(1)	24,994,549	$ 24,994,549
Total Short-Term Investments (identified cost $24,994,549)		$ 24,994,549
Total Investments — 99.7% (identified cost $431,708,302)		$644,662,185
Other Assets, Less Liabilities — 0.3%		$ 1,814,359
Net Assets — 100.0%		$646,476,544
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of March 31, 2026.

1

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
REITs	– Real Estate Investment Trusts
2

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Unaffiliated investments, at value (identified cost $406,713,753)	$619,667,636
Affiliated investments, at value (identified cost $24,994,549)	24,994,549
Dividends receivable	254,467
Dividends receivable from affiliated investments	83,080
Receivable for investments sold	2,376,710
Receivable for Fund shares sold	705,537
Trustees' deferred compensation plan	37,141
Total assets	$648,119,120
Liabilities
Payable for Fund shares redeemed	$821,511
Payable to affiliates:
Investment adviser fee	364,887
Distribution and service fees	50,315
Sub-transfer agency fee	24,899
Trustees' deferred compensation plan	37,141
Payable for custodian fee	109,079
Payable for transfer and dividend disbursing agent fees	127,430
Accrued expenses	107,314
Total liabilities	$1,642,576
Net Assets	$646,476,544
Sources of Net Assets
Paid-in capital	$370,318,581
Distributable earnings	276,157,963
Net Assets	$646,476,544
Class A Shares
Net Assets	$57,521,239
Shares Outstanding	3,151,618
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.25
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.26
Class C Shares
Net Assets	$42,589,142
Shares Outstanding	2,741,856
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.53
Class I Shares
Net Assets	$469,686,601
Shares Outstanding	30,236,231
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.53
3
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$76,679,562
Shares Outstanding	4,935,370
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.54
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income	$3,335,040
Dividend income from affiliated investments	381,776
Total investment income	$3,716,816
Expenses
Investment adviser fee	$2,481,959
Distribution and service fees:
Class A	83,575
Class C	252,900
Trustees’ fees and expenses	21,960
Custodian fee	108,720
Transfer and dividend disbursing agent fees	344,316
Legal and accounting services	54,068
Printing and postage	79,280
Registration fees	37,168
Miscellaneous	20,853
Total expenses	$3,484,799
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$14,605
Total expense reductions	$14,605
Net expenses	$3,470,194
Net investment income	$246,622
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$77,083,014
Net realized gain	$77,083,014
Change in unrealized appreciation (depreciation):
Investments	$(138,632,600)
Net change in unrealized appreciation (depreciation)	$(138,632,600)
Net realized and unrealized loss	$(61,549,586)
Net decrease in net assets from operations	$(61,302,964)
5
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$246,622	$1,144,677
Net realized gain	77,083,014	120,642,953
Net change in unrealized appreciation (depreciation)	(138,632,600)	(77,080,975)
Net increase (decrease) in net assets from operations	$(61,302,964)	$44,706,655
Distributions to shareholders:
Class A	$(8,072,023)	$(2,763,848)
Class C	(7,139,695)	(2,183,824)
Class I	(82,826,360)	(36,688,942)
Class R6	(8,759,535)	(2,655,918)
Total distributions to shareholders	$(106,797,613)	$(44,292,532)
Transactions in shares of beneficial interest:
Class A	$(1,718,463)	$(15,812,848)
Class C	(445,157)	(3,010,786)
Class I	(87,294,241)	(354,741,468)
Class R6	29,557,386	28,452,527
Net decrease in net assets from Fund share transactions	$(59,900,475)	$(345,112,575)
Net decrease in net assets	$(228,001,052)	$(344,698,452)
Net Assets
At beginning of period	$874,477,596	$1,219,176,048
At end of period	$646,476,544	$874,477,596
6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$22.57	$22.17	$17.30	$14.49	$18.26	$14.26
Income (Loss) From Operations
Net investment loss(1)	$(0.01)	$(0.03)	$(0.02)	$(0.02)	$(0.06)	$(0.07)
Net realized and unrealized gain (loss)	(1.67)	1.19	4.95	2.87	(3.34)	4.15
Total income (loss) from operations	$(1.68)	$1.16	$4.93	$2.85	$(3.40)	$4.08
Less Distributions
From net realized gain	$(2.64)	$(0.76)	$(0.06)	$(0.04)	$(0.37)	$(0.08)
Total distributions	$(2.64)	$(0.76)	$(0.06)	$(0.04)	$(0.37)	$(0.08)
Net asset value — End of period	$18.25	$22.57	$22.17	$17.30	$14.49	$18.26
Total Return(2)	(8.37)%(3)	5.37%	28.53%	19.68%	(19.05)%	28.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,521	$72,742	$87,641	$77,009	$55,454	$70,818
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.07%(5)	1.02%	1.01%	1.03%	1.03%	1.03%
Net expenses	1.07%(5)(6)	1.02%(6)	1.01%(6)	1.03%(6)	1.03%(6)	1.03%
Net investment loss	(0.10)%(5)	(0.16)%	(0.08)%	(0.11)%	(0.33)%	(0.39)%
Portfolio Turnover	12%(3)	11%	14%	10%	7%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.67	$19.56	$15.37	$12.98	$16.50	$12.99
Income (Loss) From Operations
Net investment loss(1)	$(0.08)	$(0.17)	$(0.15)	$(0.13)	$(0.17)	$(0.17)
Net realized and unrealized gain (loss)	(1.42)	1.04	4.38	2.56	(2.98)	3.76
Total income (loss) from operations	$(1.50)	$0.87	$4.23	$2.43	$(3.15)	$3.59
Less Distributions
From net realized gain	$(2.64)	$(0.76)	$(0.04)	$(0.04)	$(0.37)	$(0.08)
Total distributions	$(2.64)	$(0.76)	$(0.04)	$(0.04)	$(0.37)	$(0.08)
Net asset value — End of period	$15.53	$19.67	$19.56	$15.37	$12.98	$16.50
Total Return(2)	(8.72)%(3)	4.58%	27.55%	18.73%	(19.58)%	27.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,589	$54,375	$57,174	$42,583	$29,326	$38,017
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.82%(5)	1.77%	1.76%	1.78%	1.78%	1.78%
Net expenses	1.82%(5)(6)	1.77%(6)	1.76%(6)	1.78%(6)	1.78%(6)	1.78%
Net investment loss	(0.85)%(5)	(0.91)%	(0.83)%	(0.86)%	(1.08)%	(1.14)%
Portfolio Turnover	12%(3)	11%	14%	10%	7%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.61	$19.34	$15.10	$12.63	$15.91	$12.40
Income (Loss) From Operations
Net investment income (loss)(1)	$0.01	$0.02	$0.03	$0.02	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	(1.42)	1.04	4.30	2.50	(2.90)	3.61
Total income (loss) from operations	$(1.41)	$1.06	$4.33	$2.52	$(2.91)	$3.59
Less Distributions
From net investment income	$(0.03)	$(0.03)	$(0.01)	$(0.01)	$—	$—
From net realized gain	(2.64)	(0.76)	(0.08)	(0.04)	(0.37)	(0.08)
Total distributions	$(2.67)	$(0.79)	$(0.09)	$(0.05)	$(0.37)	$(0.08)
Net asset value — End of period	$15.53	$19.61	$19.34	$15.10	$12.63	$15.91
Total Return(2)	(8.29)%(3)	5.65%	28.82%	19.92%	(18.78)%	29.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$469,687	$683,601	$1,040,381	$922,471	$461,378	$419,658
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.82%(5)	0.77%	0.76%	0.78%	0.78%	0.78%
Net expenses	0.82%(5)(6)	0.77%(6)	0.76%(6)	0.78%(6)	0.78%(6)	0.78%
Net investment income (loss)	0.14%(5)	0.09%	0.17%	0.13%	(0.07)%	(0.14)%
Portfolio Turnover	12%(3)	11%	14%	10%	7%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2023(1)
		2025	2024
Net asset value — Beginning of period	$19.62	$19.35	$15.10	$15.50
Income (Loss) From Operations
Net investment income(2)	$0.02	$0.03	$0.04	$0.00(3)
Net realized and unrealized gain (loss)	(1.42)	1.04	4.31	(0.40)
Total income (loss) from operations	$(1.40)	$1.07	$4.35	$(0.40)
Less Distributions
From net investment income	$(0.04)	$(0.04)	$(0.02)	$—
From net realized gain	(2.64)	(0.76)	(0.08)	—
Total distributions	$(2.68)	$(0.80)	$(0.10)	$—
Net asset value — End of period	$15.54	$19.62	$19.35	$15.10
Total Return(4)	(8.22)%(5)	5.72%	28.92%	(2.58)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,680	$63,760	$33,980	$49
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.76%(7)	0.72%	0.70%	0.70%(7)
Net expenses	0.76%(7)(8)	0.72%(8)	0.70%(8)	0.70%(7)(8)
Net investment income	0.22%(7)	0.15%	0.21%	0.05%(7)
Portfolio Turnover	12%(5)	11%	14%	10%(9)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024 and the period ended September 30, 2023).
(9)	For the year ended September 30, 2023.
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally
11

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$434,375,259
Gross unrealized appreciation	$221,358,183
Gross unrealized depreciation	(11,071,257)
Net unrealized appreciation	$210,286,926
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended March 31, 2026, the investment adviser fee amounted to $2,481,959 or 0.64% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
12

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment adviser fee paid was reduced by $14,605 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, EVM earned $56,132 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,372 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026 in the amount of $9,273. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2026 amounted to $83,575 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2026, the Fund paid or accrued to EVD $189,675 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2026 amounted to $63,225 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2026, the Fund was informed that EVD received $1,107 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $90,267,572 and $260,256,501, respectively, for the six months ended March 31, 2026.
13

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	198,060	$ 4,052,007	372,911	$ 8,057,242
Issued to shareholders electing to receive payments of distributions in Fund shares	397,944	7,899,178	124,419	2,684,954
Redemptions	(666,818)	(13,669,648)	(1,228,157)	(26,555,044)
Net decrease	(70,814)	$ (1,718,463)	(730,827)	$(15,812,848)
Class C
Sales	111,893	$ 2,056,279	247,346	$ 4,690,543
Issued to shareholders electing to receive payments of distributions in Fund shares	420,368	7,116,834	115,116	2,179,156
Redemptions	(554,188)	(9,618,270)	(521,783)	(9,880,485)
Net decrease	(21,927)	$ (445,157)	(159,321)	$ (3,010,786)
Class I
Sales	3,639,261	$ 64,662,465	9,068,552	$168,096,088
Issued to shareholders electing to receive payments of distributions in Fund shares	4,841,013	81,716,303	1,941,614	36,327,590
Redemptions	(13,106,545)	(233,673,009)	(29,949,614)	(559,165,146)
Net decrease	(4,626,271)	$(87,294,241)	(18,939,448)	$(354,741,468)
Class R6
Sales	1,550,625	$ 27,311,845	2,055,474	$ 39,088,303
Issued to shareholders electing to receive payments of distributions in Fund shares	518,930	8,759,535	132,107	2,471,729
Redemptions	(384,169)	(6,513,994)	(693,894)	(13,107,505)
Net increase	1,685,386	$ 29,557,386	1,493,687	$ 28,452,527
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
14

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $24,994,549, which represents 3.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$23,710,652	$179,641,354	$(178,357,457)	$ —	$ —	$24,994,549	$381,776	24,994,549
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$619,667,636*	$ —	$ —	$619,667,636
Short-Term Investments	24,994,549	—	—	24,994,549
Total Investments	$ 644,662,185	$ —	$ —	$644,662,185
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
15

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EAALX-NCSR    3.31.26

Eaton Vance
Atlanta Capital Select Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
Atlanta Capital Select Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Building Products — 2.5%
Carlisle Cos., Inc.	25,427	$ 8,482,956
		$ 8,482,956
Capital Markets — 9.7%
Intercontinental Exchange, Inc.	79,921	$ 12,569,975
LPL Financial Holdings, Inc.	12,302	3,700,811
MSCI, Inc.	6,373	3,435,111
S&P Global, Inc.	31,545	13,417,350
		$ 33,123,247
Chemicals — 2.5%
Sherwin-Williams Co.	26,629	$ 8,535,926
		$ 8,535,926
Construction Materials — 5.3%
Martin Marietta Materials, Inc.	30,503	$ 17,956,506
		$ 17,956,506
Electrical Equipment — 3.3%
AMETEK, Inc.	51,581	$ 11,056,903
		$ 11,056,903
Electronic Equipment, Instruments & Components — 4.7%
CDW Corp.	132,980	$ 16,093,240
		$ 16,093,240
Financial Services — 5.2%
Visa, Inc., Class A	58,412	$ 17,654,443
		$ 17,654,443
Health Care Equipment & Supplies — 3.7%
STERIS PLC	56,822	$ 12,565,049
		$ 12,565,049
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings, Inc.	803	$ 3,380,887
		$ 3,380,887
Insurance — 8.7%
Markel Group, Inc.(1)	8,532	$ 16,330,845
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.	6,093	$ 13,386,077
		$ 29,716,922
Interactive Media & Services — 6.3%
Alphabet, Inc., Class C	74,985	$ 21,510,197
		$ 21,510,197
IT Services — 4.1%
GoDaddy, Inc., Class A(1)	168,956	$ 13,967,592
		$ 13,967,592
Life Sciences Tools & Services — 6.4%
Danaher Corp.	47,396	$ 8,986,282
Thermo Fisher Scientific, Inc.	26,255	12,905,120
		$ 21,891,402
Pharmaceuticals — 1.0%
Zoetis, Inc.	29,808	$ 3,523,604
		$ 3,523,604
Professional Services — 11.5%
Broadridge Financial Solutions, Inc.	46,912	$ 7,622,262
Equifax, Inc.	59,350	10,687,154
TransUnion	189,714	13,126,312
Verisk Analytics, Inc.	40,581	7,700,245
		$ 39,135,973
Software — 8.1%
Autodesk, Inc.(1)	49,666	$ 11,890,040
Trimble, Inc.(1)	174,466	11,380,417
Tyler Technologies, Inc.(1)	11,889	4,070,556
		$ 27,341,013
Specialty Retail — 14.5%
O'Reilly Automotive, Inc.(1)	90,148	$ 8,321,562
Ross Stores, Inc.	78,680	17,044,448
TJX Cos., Inc.	148,861	23,773,102
		$ 49,139,112
Total Common Stocks (identified cost $182,347,548)		$335,074,972

1
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	5,735,503	$ 5,735,503
Total Short-Term Investments (identified cost $5,735,503)		$ 5,735,503
Total Investments — 100.2% (identified cost $188,083,051)		$340,810,475
Other Assets, Less Liabilities — (0.2)%		$ (565,558)
Net Assets — 100.0%		$340,244,917
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of March 31, 2026.
2
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Unaffiliated investments, at value (identified cost $182,347,548)	$335,074,972
Affiliated investments, at value (identified cost $5,735,503)	5,735,503
Dividends receivable	78,042
Dividends receivable from affiliated investments	17,966
Receivable for Fund shares sold	101,977
Tax reclaims receivable	143,538
Trustees' deferred compensation plan	36,955
Total assets	$341,188,953
Liabilities
Payable for Fund shares redeemed	$502,664
Payable to affiliates:
Investment adviser and administration fee	213,273
Distribution and service fees	20,834
Sub-transfer agency fee	14,000
Trustees' deferred compensation plan	36,955
Other	784
Payable for custodian fee	82,849
Payable for transfer and dividend disbursing agent fees	50,575
Accrued expenses	22,102
Total liabilities	$944,036
Net Assets	$340,244,917
Sources of Net Assets
Paid-in capital	$58,247,103
Distributable earnings	281,997,814
Net Assets	$340,244,917
Class A Shares
Net Assets	$49,532,309
Shares Outstanding	1,963,514
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.23
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$26.63
Class C Shares
Net Assets	$10,836,846
Shares Outstanding	498,764
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.73
Class I Shares
Net Assets	$275,901,471
Shares Outstanding	10,408,594
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.51
3
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$3,974,291
Shares Outstanding	148,984
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.68
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income	$1,454,241
Dividend income from affiliated investments	294,774
Total investment income	$1,749,015
Expenses
Investment adviser and administration fee	$1,660,733
Distribution and service fees:
Class A	76,045
Class C	78,873
Trustees’ fees and expenses	12,926
Custodian fee	80,640
Transfer and dividend disbursing agent fees	154,324
Legal and accounting services	37,388
Printing and postage	16,866
Registration fees	31,700
Miscellaneous	24,678
Total expenses	$2,174,173
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$121,683
Total expense reductions	$121,683
Net expenses	$2,052,490
Net investment loss	$(303,475)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$137,762,323
Net realized gain	$137,762,323
Change in unrealized appreciation (depreciation):
Investments	$(171,218,897)
Net change in unrealized appreciation (depreciation)	$(171,218,897)
Net realized and unrealized loss	$(33,456,574)
Net decrease in net assets from operations	$(33,760,049)
5
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(303,475)	$(1,848,689)
Net realized gain	137,762,323	91,199,701
Net change in unrealized appreciation (depreciation)	(171,218,897)	(104,336,844)
Net decrease in net assets from operations	$(33,760,049)	$(14,985,832)
Distributions to shareholders:
Class A	$(11,129,349)	$(3,454,431)
Class C	(3,328,824)	(1,405,899)
Class I	(68,160,623)	(29,354,276)
Class R6	(788,612)	(324,656)
Total distributions to shareholders	$(83,407,408)	$(34,539,262)
Transactions in shares of beneficial interest:
Class A	$(3,565,982)	$(3,107,667)
Class C	(5,066,336)	(6,827,646)
Class I	(150,235,220)	(129,675,410)
Class R6	(1,796,329)	(90,375)
Net decrease in net assets from Fund share transactions	$(160,663,867)	$(139,701,098)
Net decrease in net assets	$(277,831,324)	$(189,226,192)
Net Assets
At beginning of period	$618,076,241	$807,302,433
At end of period	$340,244,917	$618,076,241
6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$33.21	$35.53	$28.89	$25.63	$32.70	$26.97
Income (Loss) From Operations
Net investment loss(1)	$(0.04)	$(0.15)	$(0.14)	$(0.09)	$(0.12)	$(0.13)
Net realized and unrealized gain (loss)	(2.27)	(0.57)	7.61	5.10	(4.87)	6.84
Total income (loss) from operations	$(2.31)	$(0.72)	$7.47	$5.01	$(4.99)	$6.71
Less Distributions
From net realized gain	$(5.67)	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Total distributions	$(5.67)	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Net asset value — End of period	$25.23	$33.21	$35.53	$28.89	$25.63	$32.70
Total Return(2)	(8.39)%(3)	(2.33)%	26.33%	19.95%	(16.13)%	25.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,532	$69,011	$77,277	$77,342	$64,515	$87,943
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.10%(5)	1.06%	1.05%	1.06%	1.04%	1.03%
Net expenses	1.05%(5)(6)	1.05%(6)	1.05%(6)	1.05%(6)	1.04%(6)	1.03%
Net investment loss	(0.30)%(5)	(0.44)%	(0.43)%	(0.33)%	(0.39)%	(0.40)%
Portfolio Turnover	10%(3)	12%	2%	1%	9%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$29.48	$31.95	$26.24	$23.60	$30.48	$25.39
Income (Loss) From Operations
Net investment loss(1)	$(0.14)	$(0.37)	$(0.35)	$(0.28)	$(0.32)	$(0.34)
Net realized and unrealized gain (loss)	(1.94)	(0.50)	6.89	4.67	(4.48)	6.41
Total income (loss) from operations	$(2.08)	$(0.87)	$6.54	$4.39	$(4.80)	$6.07
Less Distributions
From net realized gain	$(5.67)	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Total distributions	$(5.67)	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Net asset value — End of period	$21.73	$29.48	$31.95	$26.24	$23.60	$30.48
Total Return(2)	(8.71)%(3)	(3.09)%	25.43%	18.99%	(16.72)%	24.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,837	$20,442	$29,372	$32,070	$36,518	$51,206
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.85%(5)	1.81%	1.80%	1.81%	1.79%	1.78%
Net expenses	1.80%(5)(6)	1.80%(6)	1.80%(6)	1.80%(6)	1.79%(6)	1.78%
Net investment loss	(1.07)%(5)	(1.19)%	(1.18)%	(1.09)%	(1.14)%	(1.16)%
Portfolio Turnover	10%(3)	12%	2%	1%	9%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$34.57	$36.84	$29.85	$26.37	$33.50	$27.54
Income (Loss) From Operations
Net investment loss(1)	$(0.01)	$(0.07)	$(0.06)	$(0.02)	$(0.04)	$(0.05)
Net realized and unrealized gain (loss)	(2.38)	(0.60)	7.88	5.25	(5.01)	6.99
Total income (loss) from operations	$(2.39)	$(0.67)	$7.82	$5.23	$(5.05)	$6.94
Less Distributions
From net realized gain	$(5.67)	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Total distributions	$(5.67)	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Net asset value — End of period	$26.51	$34.57	$36.84	$29.85	$26.37	$33.50
Total Return(2)	(8.28)%(3)	(2.10)%	26.67%	20.24%	(15.92)%	25.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$275,901	$521,667	$693,132	$596,813	$540,296	$799,388
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.85%(5)	0.81%	0.80%	0.81%	0.79%	0.78%
Net expenses	0.80%(5)(6)	0.80%(6)	0.80%(6)	0.80%(6)	0.79%(6)	0.78%
Net investment loss	(0.06)%(5)	(0.19)%	(0.18)%	(0.08)%	(0.14)%	(0.16)%
Portfolio Turnover	10%(3)	12%	2%	1%	9%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$34.74	$37.00	$29.96	$26.45	$33.58	$27.60
Income (Loss) From Operations
Net investment loss(1)	$(0.01)	$(0.05)	$(0.04)	$(0.00)(2)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	(2.38)	(0.61)	7.91	5.26	(4.98)	7.00
Total income (loss) from operations	$(2.39)	$(0.66)	$7.87	$5.26	$(5.05)	$6.96
Less Distributions
From net realized gain	$(5.67)	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Total distributions	$(5.67)	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)
Net asset value — End of period	$26.68	$34.74	$37.00	$29.96	$26.45	$33.58
Total Return(3)	(8.24)%(4)	(2.06)%	26.74%	20.30%	(15.88)%	25.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,974	$6,956	$7,520	$5,614	$2,716	$27,577
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.80%(6)	0.76%	0.75%	0.76%	0.74%	0.74%
Net expenses	0.75%(6)(7)	0.75%(7)	0.75%(7)	0.75%(7)	0.74%(7)	0.74%
Net investment loss	(0.04)%(6)	(0.14)%	(0.12)%	(0.01)%	(0.20)%	(0.11)%
Portfolio Turnover	10%(4)	12%	2%	1%	9%	11%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an
11

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2025, the Fund had a late year ordinary loss of $1,411,265 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$187,918,007
Gross unrealized appreciation	$162,183,989
Gross unrealized depreciation	(9,291,521)
Net unrealized appreciation	$152,892,468
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.675%
$1 billion but less than $2.5 billion	0.650%
$2.5 billion but less than $5 billion	0.630%
$5 billion and over	0.615%
12

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2026, the investment adviser and administration fee amounted to $1,660,733 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Atlanta Capital a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment adviser and administration fee paid was reduced by $11,229 relating to the Fund’s investment in the Liquidity Fund.
EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2027. Pursuant to this agreement, EVM and Atlanta Capital waived and/or reimbursed $110,454 in total of the Fund's operating expenses for the six months ended March 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, EVM earned $33,836 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $416 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2026 amounted to $76,045 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2026, the Fund paid or accrued to EVD $59,155 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2026 amounted to $19,718 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2026, the Fund was informed that EVD received $2,459 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $46,817,266 and $284,901,136, respectively, for the six months ended March 31, 2026.
13

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	232,948	$ 6,417,134	302,682	$ 10,431,069
Issued to shareholders electing to receive payments of distributions in Fund shares	332,943	9,165,924	79,935	2,848,866
Redemptions	(680,541)	(19,149,040)	(479,151)	(16,387,602)
Net decrease	(114,650)	$ (3,565,982)	(96,534)	$ (3,107,667)
Class C
Sales	30,097	$ 728,150	41,061	$ 1,276,438
Issued to shareholders electing to receive payments of distributions in Fund shares	126,386	3,004,195	38,262	1,217,880
Redemptions	(351,042)	(8,798,681)	(305,262)	(9,321,964)
Net decrease	(194,559)	$ (5,066,336)	(225,939)	$ (6,827,646)
Class I
Sales	1,593,341	$ 47,974,427	1,998,951	$ 71,369,270
Issued to shareholders electing to receive payments of distributions in Fund shares	1,745,729	50,469,030	613,546	22,713,488
Redemptions	(8,022,184)	(248,678,677)	(6,337,046)	(223,758,168)
Net decrease	(4,683,114)	$(150,235,220)	(3,724,549)	$(129,675,410)
Class R6
Sales	11,297	$ 344,603	18,564	$ 674,783
Issued to shareholders electing to receive payments of distributions in Fund shares	19,876	578,179	5,445	202,544
Redemptions	(82,407)	(2,719,111)	(27,044)	(967,702)
Net decrease	(51,234)	$ (1,796,329)	(3,035)	$ (90,375)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
14

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,735,503, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,274,408	$174,020,518	$(180,559,423)	$ —	$ —	$5,735,503	$294,774	5,735,503
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$335,074,972*	$ —	$ —	$335,074,972
Short-Term Investments	5,735,503	—	—	5,735,503
Total Investments	$340,810,475	$—	$—	$340,810,475
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
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ESEAX-NCSR    3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 26, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 26, 2026